Restructuring (Tables)	12 Months Ended
Dec. 30, 2012
Restructuring [Abstract]
Restructuring Program Activity
Information related to restructuring program activity during the years ended December 30, 2012 and January 1, 2012 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total
Balance at December 31, 2010	$253	$1	$254
Restructuring provision included in Integration and Reorganization (2)	3,724	2,226	5,950
Cash payments	(3,077)	(1,801)	(4,878)

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in Integration and Reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848

(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.

Schedule of Restructuring Costs and Cash Paid
The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the years ended December 30, 2012 and January 1, 2012.

	Years Ended
	December 30, 2012	January 1, 2012
Severance and related costs (2)	$3,610	$3,724
Other costs (1) (2)	800	2,226
Cash payments	(4,888)	(4,878)
(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.